RESERVES	12 Months Ended
Jun. 30, 2020
RESERVES [Abstract]
RESERVES
13.	RESERVES

	Note		2020 US$	2019 US$	2018 US$
Share-based payments reserve	13(b	)	1,311,675	2,287,301	1,897,391
Foreign currency translation reserve	13(e	)	(796,565)	(297,166)	68,917
			515,110	1,990,135	1,966,308

(a)	Nature and purpose of reserves

(i)	Share-based payments reserve

The share-based payments reserve is used to record the fair value of Incentive Options and Performance Rights issued by the Group.

(ii)	Foreign currency translation reserve

Exchange differences arising on translation of entities whose functional currency is different to the Group’s presentation currency are taken to the foreign currency translation reserve, as described in Note 1(f).

(b)	Movements in share-based payments reserve

Details	Number of Incentive Options	Number of Performance Rights	Number of Shares	US$
2020
Opening balance at July 1, 2019	84,650,000	50,000	-	2,287,301
Grant of incentive securities (1)	25,950,000	7,500,000	2,000,000	-
Exercise of incentive options	(31,500,000)	-	-	(706,570)
Conversion of performance rights	-	(2,500,000)	-	(114,072)
Transfer to issued capital upon issue of shares to non-executive directors	-	-	(2,000,000)	(93,989)
Expiry of incentive options	(25,475,000)	-	-	(531,934)
Lapse of performance rights	-	(50,000)	-	-
Share-based payment expense	-	-	-	470,939
Closing balance at June 30, 2020	53,625,000	5,000,000	-	1,311,675

2019
Opening balance at July 1, 2018	79,700,000	1,500,000	-	1,897,391
Grant of incentive securities (1)	4,950,000	-	-	-
Conversion of performance rights	-	(350,000)	-	(48,465)
Lapse of performance rights	-	(1,100,000)	-	-
Share-based payment expense	-	-	-	438,375
Closing balance at June 30, 2019	84,650,000	50,000	-	2,287,301

2018
Opening balance at July 1, 2017	56,450,000	2,200,000	-	861,973
Grant of incentive securities (1)	28,250,000	400,000	-	-
Exercise of incentive options	(5,000,000)	-	-	(136,746)
Expiry of performance rights	-	(1,100,000)	-	-
Share-based payment expense	-	-	-	1,172,164
Closing balance at June 30, 2018	79,700,000	1,500,000	-	1,897,391

Notes:

(1)	For details on the valuation of Incentive Options and Performance Rights, including models and assumptions used, refer to Note 17 of the financial statements.

(c)	Terms and conditions of Incentive Options

Incentive Options granted as share-based payments have the following terms and conditions:

•	Each Incentive Option entitles the holder to the right to subscribe for one Share upon the exercise of each Incentive Option;

•	The Incentive Options granted as share based payments at the end of the financial year have the following exercise prices and expiry dates:
o	6,000,000 Incentive Options exercisable at A$0.10 each expiring on July 10, 2020;
o	6,000,000 Incentive Options exercisable at A$0.12 each expiring on January 10, 2021;
o	6,000,000 Incentive Options exercisable at A$0.16 each expiring on July 10, 2021;
o	6,000,000 Incentive Options exercisable at A$0.24 each expiring on July 10, 2022;
o	2,875,000 Incentive Options exercisable at A$0.35 each expiring on December 31, 2020;
o	1,500,000 Incentive Options exercisable at A$0.15 each expiring on June 30, 2021;
o	1,500,000 Incentive Options exercisable at A$0.20 each expiring on June 30, 2022; and
o	23,750,000 Incentive Options exercisable at A$0.16 each expiring on December 31, 2022;

•	The Incentive Options are exercisable at any time prior to the Expiry Date, subject to vesting conditions being satisfied (if applicable);

•	Shares issued on exercise of the Incentive Options rank equally with the then Shares of the Company;

•	Application will be made by the Company to ASX for official quotation of the Shares issued upon the exercise of the Incentive Options;

•
If there is any reconstruction of the issued share capital of the Company, the rights of the Incentive Option holders may be varied to comply with the ASX Listing Rules which apply to the reconstruction at the time of the reconstruction; and

•	No application for quotation of the Incentive Options will be made by the Company.

(d)	Terms and conditions of Performance Rights

Performance Rights granted as share-based payments have the following terms and conditions:

•	Each Performance Right automatically converts into one Share upon vesting of the Performance Right;

•	Each Performance Right is subject to performance conditions (as determined by the Board from time to time) which must be satisfied in order for the Performance Right to vest;

•	The Performance Rights outstanding at the end of the financial year have the following performance conditions and expiry dates:

o	2,500,000 Performance Rights subject to the ‘Integrated Feasibility Study Milestone’, expiring December 31, 2021; and
o	2,500,000 Performance Rights subject to the ‘Construction Milestone’, expiring December 31, 2022.

•	Shares issued on conversion of the Performance Rights rank equally with the then Shares of the Company;

•	Application will be made by the Company to ASX for official quotation of the Shares issued upon conversion of the Performance Rights;

•
If there is any reconstruction of the issued share capital of the Company, the rights of the Performance Right holders may be varied to comply with the ASX Listing Rules which apply to the reconstruction at the time of the reconstruction;

•	No application for quotation of the Performance Rights will be made by the Company; and

•
Without approval of the Board, Performance Rights may not be transferred, assigned or novated, except, upon death, a participant’s legal personal representative may elect to be registered as the new holder of such Performance Rights and exercise any rights in respect of them.

(e)	Movements in foreign currency translation reserve

	2020 US$	2019 US$	2018 US$
Balance at July 1	(297,166)	68,917	318,122
Exchange differences arising on translation of foreign operations	(499,399)	(366,083)	(249,205)
Balance at June 30	(796,565)	(297,166)	68,917